Share capital and share premium - Summary of Share Capital Authorized (Detail) ¥ in Thousands			12 Months Ended
	Nov. 30, 2019 shares	Jul. 02, 2019 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jan. 01, 2020 USD ($) shares	Jan. 01, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Apr. 09, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Conversion of preferred shares into ordinary shares | ¥			¥ 4,999,811
Ordinary shares
Disclosure of classes of share capital [line items]
Share sub-division					2,000,000,000
Re-designation upon issuance of then preferred shares at share conversion					(171,083,000)
Shares repurchase and issuance- repurchase	8,272,000				(8,272,000)
Shares repurchase and issuance- issuance		149,749,995	80,000,000	80,000,000	149,749,995
Re-designation upon issuance of preferred shares			(6,829,500)	(6,829,500)	(34,147,600)
Conversion of preferred shares into ordinary shares			220,332,100	220,332,100
Re-designation upon issuance of then preferred shares at share conversion | $					$ (3,000)
Re-designation upon issuance of preferred shares | $					$ (1,000)
Conversion of preferred shares into ordinary shares | $				$ 4,000
Ending balance				2,500,000,000	2,286,497,400	2,286,497,400	500,000,000	500,000,000	500,000,000
Ending balance | $				$ 50,000	$ 46,000	$ 46,000	$ 50,000	$ 50,000	$ 50,000
Preference shares
Disclosure of classes of share capital [line items]
Re-designation upon issuance of then preferred shares at share conversion		171,083,000			171,083,000
Shares repurchase and issuance- repurchase	6,933,000				(6,933,000)
Shares repurchase and issuance- issuance					15,205,000
Re-designation upon issuance of preferred shares			6,829,500	6,829,500	34,147,600
Conversion of preferred shares into ordinary shares			(220,332,100)	(220,332,100)
Re-designation upon issuance of then preferred shares at share conversion | $					$ 3,000
Re-designation upon issuance of preferred shares | $					$ 1,000
Conversion of preferred shares into ordinary shares | $				$ (4,000)
Ending balance					213,502,600	213,502,600
Ending balance | $					$ 4,000	$ 4,000
Incorporation | Ordinary shares
Disclosure of classes of share capital [line items]
Ending balance								500,000,000
Ending balance | $								$ 50,000